DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE A - DESCRIPTION OF THE PLAN

The following description of the Abbott Laboratories Stock Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is intended to constitute a profit-sharing plan under Section 401(a) of the Internal Revenue Code of 1986, as amended (the “IRC”), with a cash or deferred arrangement under IRC Section 401(k), and a portion of the Plan is intended to constitute an employee stock ownership plan that meets the applicable requirements of IRC Sections 409 and 4975(e)(7). The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

In general, United States employees of Abbott Laboratories (“Abbott”) and selected participating subsidiaries and affiliates may, after meeting certain employment requirements, voluntarily participate in the Plan. Beginning March 2017, newly hired employees in certain specified Abbott divisions and business units became eligible to participate in the Plan under a different structure (“Abbott Green” employees).

Alight Solutions serves as the recordkeeper of the Plan. The Northern Trust Company (“Custodian” or “Trustee”) serves as the Plan’s custodian and trustee.

Contributions and Vesting

Contributions to the Plan are paid to the Abbott Laboratories Stock Retirement Trust (“Trust”). The Trust is administered by the Trustee and an investment committee (the “Committee”).

Employees are eligible to commence participation in the Plan on any entry date following their date of hire. Eligible employees electing to participate contribute from 2% up to 50% of their eligible earnings, subject to certain limitations. Participants may choose to make their contributions from pretax earnings, after-tax earnings, or both. The Plan also permits Roth 401(k) contributions and has a Roth 401(k) conversion feature. Participants who have attained age 50 before the end of the Plan year and who are making the maximum pretax contributions are eligible to make catch-up contributions. Participants may elect to invest their contributions in any or all of the investment options available under the Plan, except for investment options closed to new contributions.

Employer matching contributions to the Plan are made each payroll period based on the participating employee’s eligible earnings, unless the employee has elected to participate as a Freedom 2 Save Participant as described below. The employer matching contribution for the year ended December 31, 2025 was 5% of the participant’s eligible earnings if the participant elected to contribute at least 2% of eligible earnings to the Plan.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting - Continued

Participants may enroll in the Freedom 2 Save program in the Plan. A Freedom 2 Save participant who makes qualified student loan repayments of at least 2% of eligible earnings may receive a Freedom 2 Save employer contribution of 5% of eligible earnings shortly after the end of the year. An enrolled Freedom 2 Save participant who makes elective deferrals to the Plan will not receive employer matching contributions each payroll period but instead may receive a true-up employer matching contribution shortly after the end of the year for any payroll period for which the participant makes elective deferrals and does not receive a Freedom 2 Save employer contribution. Freedom 2 Save employer contributions and true-up employer matching contributions are only made on behalf of Freedom 2 Save participants who meet program guidelines, and who either are employed or on a qualifying leave of absence at the end of the applicable Plan year or terminate employment due to death or qualifying disability during such Plan year.

Effective June 1, 2024, Plan participants who are not actively participating in the Abbott Laboratories Annuity Retirement Plan may receive an annual employer contribution equal to 3% of the participant’s eligible earnings, regardless of whether the participant contributes to the Plan. The 3% annual employer contribution will be made shortly after the end of the Plan year only to the eligible participants who either are employed or on a qualifying leave of absence at the end of the applicable Plan year or who have terminated from employment during that Plan year due to death or qualifying retirement or disability during such Plan year.

Employer contributions are invested according to the participant’s investment elections.

Cash dividends on Abbott common shares are (1) paid in cash to the participants or beneficiaries, (2) paid to the Plan and distributed in cash to participants or beneficiaries no later than 90 days after the close of the Plan year for which paid, or (3) paid to the Plan and credited to the accounts in which shares are held, as elected by each participant or beneficiary in accordance with rules established by the administrator.

On January 1, 2013, Abbott separated into two publicly traded companies – Abbott and AbbVie Inc. (“AbbVie”). The separation of Abbott and AbbVie was a tax-free distribution where Abbott shareholders received one share of AbbVie stock for every share of Abbott held as of the close of business on December 12, 2012, the record date for the distribution. Participants who received AbbVie stock through this distribution may continue to hold the stock in their Plan accounts but may not make new contributions or transfer existing contributions or earnings to purchase AbbVie stock in the Plan; however, participants may elect to reinvest their AbbVie dividends in AbbVie stock. If no election is made, AbbVie dividends are invested in the Plan’s default investment option.

Participants may direct the Trustee to sell all or a portion of the Abbott and AbbVie common shares held in their accounts and reinvest the proceeds in any of the other available investment options.

Participants are at all times fully vested in their own contributions and earnings thereon. Vesting in employer contributions and earnings thereon is based on the following vesting schedule:

Vesting
Service	percentage
Less than two years	0%
Two years or more	100%

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting – Continued

A participant becomes 100% vested in his or her employer contributions if, while employed by Abbott, he or she dies or attains age 65. Abbott Green participants who first became participants prior to January 1, 2018 are also fully vested in employer contributions upon qualifying disability.

Non-vested portions of employer contributions and earnings thereon are forfeited as of an employee’s termination date. Through December 31, 2024, forfeitures were used to (1) restore any forfeitures of participants who returned to service with Abbott within a given period of time, (2) pay Plan expenses as deemed appropriate by the administrator, and (3) reduce future employer contributions if terminated participants do not return to service within the given period of time. Effective January 1, 2025, forfeitures are used to (1) restore any forfeitures of participants who returned to service with Abbott within a given period of time, and (2) reduce future employer contributions if terminated participants do not return to service within the given period of time.

In 2025, forfeitures reduced Abbott’s employer contributions by approximately $6.3 million. Approximately $1.0 million and $1.0 million in forfeitures were available at the end of 2025 and 2024, respectively.

Distributions and In-Service Withdrawals

Following retirement, termination or death (or for some participants from merged-in plans, upon disability), participants or their beneficiaries may elect to receive a distribution in installments, in a single lump sum or in a partial lump sum. Participants may elect a direct rollover of their accounts. Also, upon termination, participants may elect to defer distribution to a future date but, after termination of employment, distribution must be made by the 1st of April following the year the participant reaches age 73 or, if earlier, the 31st of December following the year in which the participant dies. Interest, dividends and other earnings will continue to accrue on such deferred amounts.

Prior to termination, participants are permitted to withdraw their after-tax contributions (after-tax contributions made on or after January 8, 2016 may be withdrawn from the Plan only after being held for two or more years) and rollover contributions (including Roth rollover accounts and merged-in plan rollover accounts) and, after age 59 ½, may also withdraw pretax contributions. Distributions are made in cash or, to the extent contained in the participant’s account, a participant may elect distribution of Abbott and AbbVie common shares, and in each case, subject to certain limitations.

Notes Receivable from Participants

Participants may convert their vested account balances into one or two loans to themselves. The borrowing may not exceed the lesser of the current market value of the assets allocated to their vested accounts or 50% of all of their Plan accounts up to $50,000, subject to IRC limitations and restrictions. Participants pay interest on such borrowings at the prime rate in effect at the time the participant loan is made. Loans must be repaid within five years unless the loan is used for the purchase of the primary residence of the employee, in which case the repayment period can be extended to a period of fifteen years. Repayment is made through periodic payroll deductions or by sending in payments, but a loan may be repaid in a lump sum at any time. Post-termination loan repayments are permitted. For employees whose account is distributed during the repayment period, the balance of the outstanding loan is netted from their Plan distribution.

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE A - DESCRIPTION OF THE PLAN

The following description of the Abbott Laboratories Stock Retirement Plan (Puerto Rico) (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan was established January 1, 2013 in conjunction with Abbott Laboratories (“Abbott”) separating into two publicly traded companies – Abbott and AbbVie Inc. (“AbbVie”). The Plan covers employees of Abbott’s selected subsidiaries and affiliates in Puerto Rico (the “Company”).

The Plan is a profit-sharing plan containing a cash or deferred arrangement intended to qualify for favorable tax treatment under sections 1081.01 (a) and (d) of the Puerto Rico Internal Revenue Code of 2011, as amended. In addition, the Plan provides an arrangement by which employees may invest in Abbott shares. Employees of the Company may, after meeting certain employment requirements, voluntarily participate in the Plan. Beginning March 2017, newly hired employees in certain specified Abbott divisions and business units became eligible to participate in the Plan under a different structure (“Abbott Green” employees).

The Plan’s sponsor is Abbott Healthcare (Puerto Rico) S.a.r.l.  Alight Solutions serves as the recordkeeper of the Plan.  The Northern Trust Company (“Custodian”) and Banco Popular de Puerto Rico (“Trustee”) serve as the Plan’s custodian and trustee, respectively.  The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions and Vesting

Contributions to the Plan are paid to a trust administered by the Trustee. An investment committee (the “Committee”) may direct the Trustee to establish investment options of the Committee’s choosing.

Employees are eligible to commence participation in the Plan on any entry date following their date of hire. Eligible employees electing to participate may contribute from 2% (or 1%, for Abbott Green participants) to 25% of their eligible earnings, subject to certain limitations. Participants may choose to make their contributions from either pretax earnings or after-tax earnings, or both. Participants who have attained age 50 before the end of the Plan year and who are making the maximum pretax contribution are eligible to make catch-up contributions. Participants may elect to invest their contributions in any or all of the investment options, except for investment options closed to new contributions.

Employer matching contributions to the Plan are made each payroll period based on the participating employees’ eligible earnings. Excluding the Abbott Green participants, the employer contribution for the year ended December 31, 2025 was 5% of the participant’s eligible earnings if the participant elected to contribute at least 2% of eligible earnings to the Plan. Effective with the first pay period ending after March 1, 2017, employer matching contributions for Abbott Green participants are made at the rate of 100% up to a 3% deferral of eligible earnings. Employer contributions are invested each pay period according to the participant’s investment elections.

In connection with the January 1, 2013 separation of Abbott into two publicly traded companies, Abbott shareholders received as a tax-free distribution one share of AbbVie stock for every share of Abbott held as of the close of business on December 12, 2012, the record date for the distribution. Plan participants may continue to hold the AbbVie stock they received from the distribution; however, they may not make new contributions or transfer existing contributions or earnings to purchase AbbVie stock in the Plan. AbbVie dividends are invested in the Plan’s default investment option.

Participants may direct the Trustee to sell all or a portion of the Abbott and AbbVie common shares held in their accounts and reinvest the proceeds in any of the other investment options available to the participants.

NOTE A - DESCRIPTION OF THE PLAN - Continued

Contributions and Vesting - Continued

Participants are at all times fully vested in their own contributions and earnings thereon. Vesting in employer contributions and earnings thereon is based on the following vesting schedule:

Vesting
Service	percentage
Less than two years	0%
Two years or more	100%

A participant becomes 100% vested in his or her employer contributions if, while employed by the Company, he or she dies or attains age 65.

Abbott Green participants who first became participants prior to January 1, 2018 are also fully vested in matching contributions upon qualifying disability.

Non-vested portions of employer contributions and earnings thereon are forfeited as of an employee’s termination date.  Through December 31, 2024, forfeitures were used to (1) restore any forfeitures of participants who returned to service with the Company within a given period of time, (2) pay Plan expenses as deemed appropriate by the administrator, and (3) reduce future employer contributions if terminated participants do not return to service within the given period of time.  Effective January 1, 2025, forfeitures are used to (1) restore any forfeitures of participants who returned to service with the Company within a given period of time, and (2) reduce future employer contributions if terminated participants do not return to service within the given period of time.

In 2025, approximately $35,600 of forfeitures were used to reduce employer contributions.  Forfeitures totaling approximately $107,900 and $109,300 were available at the end of 2025 and 2024, respectively.

Distributions and In-Service Withdrawals

Following retirement, termination or death, participants or their beneficiaries may elect to receive a distribution in installments, a single lump sum or a partial lump sum. Participants may elect a direct rollover of their accounts. Interest, dividends and other earnings will continue to accrue on any deferred amounts prior to distribution.

Prior to termination, participants are permitted to withdraw their after-tax contributions (after-tax contributions made on or after January 8, 2016 may be withdrawn from the Plan only after being held for two or more years) and rollover contributions (including merged-in plan rollover accounts) and, after age 59 ½, may also withdraw pretax contributions. Distributions are made in cash or, to the extent contained in the participant’s account, a participant may elect distribution of Abbott and AbbVie common shares, and in each case, are subject to certain limitations.

Notes Receivable from Participants

Participants may convert their vested account balances into one or two loans to themselves. The borrowing may not exceed the lesser of the current market value of the assets allocated to their vested accounts or 50% of all of their Plan accounts up to $50,000, subject to Puerto Rico Internal Revenue Code limitations and restrictions. Participants pay interest on such borrowings at the prime rate in effect at the time the participant loan is made. Loans must be repaid within five years unless the loan is used for the purchase of the primary residence of the employee, in which case the repayment period can be extended to a period of fifteen years. Repayment is generally made through periodic payroll deductions or by sending in a payment, but a loan may be repaid in a lump sum at any time. Post-termination loan repayments are permitted. For employees whose account is distributed during the repayment period, the balance of the outstanding loan is netted from their Plan distribution.